BALANCE SHEETS - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash (Note 2)
Prepaid expenses (Note 4)	$ 17,000	$ 17,000	$ 18,000
TOTAL ASSETS	17,000	17,000	18,000
Current liabilities:
Accounts payable and accrued expenses (Note 8)	38,841	$ 37,265	$ 32,390
Convertible promissory note payable (Notes 2 and 6)	50,000
Total current liabilities	$ 88,841	$ 37,265	$ 32,390
Convertible promissory note payable (Notes 2 and 6)		50,000	50,000
Stockholders’ (deficit) (Note 5):
Common stock, $0.001 par value, 50,000,000 shares authorized; 3,800,000 shares issued and outstanding	$ 3,800	3,800	3,800
Additional paid-in capital	34,200	34,200	34,200
Accumulated (deficit)	(109,841)	(108,265)	(102,390)
Total stockholders' (deficit)	(71,841)	(70,265)	(64,390)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT)	$ 17,000	$ 17,000	$ 18,000